Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Interest income on loans	¥ 118,396	¥ 141,857	¥ 119,639
Net profit	58,616	8,155	28,826
VIEs [Member]
Statement [Line Items]
Interest income on loans	118,396	141,857	119,639
Net profit	¥ 58,616	¥ 8,155	¥ 28,826